CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Sales	$ 5,127.4	$ 5,927.5	$ 5,999.6
Excise taxes	(1,559.9)	(1,781.2)	(1,793.5)
Net sales	3,567.5	4,146.3	4,206.1
Cost of goods sold	(2,163.5)	(2,493.3)	(2,545.6)
Gross profit	1,404.0	1,653.0	1,660.5
Marketing, general and administrative expenses	(1,051.8)	(1,163.9)	(1,193.8)
Special items, net	(346.7)	(324.4)	(200.0)
Equity income in MillerCoors	516.3	561.8	539.0
Operating income (loss)	521.8	726.5	805.7
Other income (expense), net
Interest expense	(120.3)	(145.0)	(183.8)
Interest income	8.3	11.3	13.7
Other income (expense), net	0.9	(6.5)	18.9
Total other income (expense), net	(111.1)	(140.2)	(151.2)
Income (loss) from continuing operations before income taxes	410.7	586.3	654.5
Income tax benefit (expense)	(51.8)	(69.0)	(84.0)
Net income (loss) from continuing operations	358.9	517.3	570.5
Income (loss) from discontinued operations, net of tax	3.9	0.5	2.0
Net income (loss) including noncontrolling interests	362.8	517.8	572.5
Net (income) loss attributable to noncontrolling interests	(3.3)	(3.8)	(5.2)
Net income (loss) attributable to Molson Coors Brewing Company	$ 359.5	$ 514.0	$ 567.3
Basic net income (loss) attributable to Molson Coors Brewing Company per share:
From continuing operations (in dollars per share)	$ 1.92	$ 2.78	$ 3.09
From discontinued operations (in dollars per share)	0.02	0.00	0.01
Basic net income (loss) attributable to Molson Coors Brewing Company (in dollars per share)	1.94	2.78	3.10
Diluted net income (loss) attributable to Molson Coors Brewing Company per share:
From continuing operations (in dollars per share)	1.91	2.76	3.07
From discontinued operations (in dollars per share)	0.02	0.00	0.01
Diluted net income (loss) attributable to Molson Coors Brewing Company per share	$ 1.93	$ 2.76	$ 3.08
Weighted-average shares—basic	185.3	184.9	183.0
Weighted-average shares for diluted EPS	186.4	186.1	184.2
Amounts attributable to Molson Coors Brewing Company
Net income (loss) from continuing operations	$ 355.6	$ 513.5	$ 565.3
Income (loss) from discontinued operations, net of tax	3.9	0.5	2.0
Net income (loss) attributable to Molson Coors Brewing Company	$ 359.5	$ 514.0	$ 567.3